Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rent based on a percentage of a tenants' gross sales [Abstract]
Rent revenue based on tenant's gross sales	$ 1,400,000	$ 1,400,000	$ 1,400,000
Rent revenue based on tenant's gross sales recorded to discontinued operations	38,000	75,000	130,000
Minimum Future Annual Rents Receivable [Abstract]
2012	454,695,000
2013	439,836,000
2014	422,577,000
2015	407,459,000
2016	392,067,000
Thereafter	3,105,365,000
Total	$ 5,221,999,000
Realty Income Corporation [Member]
Operating lease properties [Abstract]
Owned properties	2,634
Number of U.S. states where properties are owned	49
Single-tenant properties	2,619
Single-tenant properties (in hundredths)	99.40%
Multi-tenant properties	15
Vacant properties	87
Crest Net Lease, Inc. - wholly owned taxable REIT subsidiary [Member]
Operating lease properties [Abstract]
Owned properties	3